TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The income tax expense consisted of the following components:

For the years ended December 31,
	2022	2023	2024

Current income tax expense	$-	$-	$-
Deferred income tax benefit	-	-	-
Total income tax expense	$-	$-	$-

SCHEDULE OF LOSS BEFORE INCOME TAX

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
Taiwan	$(859,741)	$(1,080,901)	$(524,817)
PRC	(357,345)	(915,690)	(2,072,174)
Others		(71,470)	(560,004)
Total loss before income taxes	$(1,217,086)	$(2,068,061)	$(3,156,995)

SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

A reconciliation between the Company’s actual provision for income taxes and the provision at the Taiwan statutory rate is as follows:

	For the years ended December 31,
	2022	2023	2024
Loss before income tax expense	$(1,217,086)	$(2,068,061)	$(3,156,995)
Taiwan statutory tax rate	20%	20%	20%
Computed income tax expense with Taiwan statutory tax rate	$(243,417)	$(413,612)	$(631,399)
Tax effect of different tax rates in other jurisdictions	(18,404)	(29,619)	8,392
Tax effect of additional deduction for R&D expenses	(47,431)	(70,546)	(51,817)
Prior year true up	-	56,362	-
Non-taxable item	674	110,872	2,561
Exchange rate effect	(2,265)	(17,054)	-
Tax effect on deferred tax allowance	310,843	363,597	672,263
Income tax expense	$-	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

As of December 31, 2023 and 2024, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2023	2024
Deferred tax assets:
Net operating loss carried forward	$2,826,537	$3,028,871
Impairment loss	305,219	312,677
Impact of foreign exchange	6,425	10,363
Lease liability	46,998	33,285
Total deferred tax assets	3,185,179	3,385,196
Valuation allowance	(3,140,578)	(3,354,499)
Deferred tax assets, net of valuation allowance	44,601	30,697

Deferred tax liabilities:
Right of use asset	(44,601)	(30,697)
Total deferred tax liabilities	(44,601)	(30,697)
Total deferred tax assets, net	$-	$-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS

The movement of valuation allowance provision for deferred tax assets was as follows:

Balance as of December 31, 2021	$3,093,005
Current year addition	311,190
Expire of net operation loss	(152,259)
Exchange rate effect	(288,345)
Balance as of December 31, 2022	$2,963,591
Current year addition	363,597
Expire of net operation loss	(168,776)
Exchange rate effect	(17,834)
Balance as of December 31, 2023	$3,140,578
Current year addition	672,263
Expire of net operation loss	(286,411)
Exchange rate effect	(171,931)
Balance as of December 31, 2024	$3,354,499

SCHEDULE OF OPERATING LOSS CARRYFORWARDS
For the fiscal years ending December 31,	Amount
2025	$1,142,774
2026	1,185,384
2027	1,209,270
2028	1,179,362
2029	1,271,550
Thereafter	8,229,046
Total	$14,217,386